Activities of the Company and significant events	12 Months Ended
Dec. 31, 2020
Disclosure Of Service Concession Arrangements [Abstract]
Activities of the Company and significant events
1.	Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Moreover the Company operates, maintains and utilizes two airports in Jamaica, starting in April 2015, the Sangster International Airport in Montego Bay, Jamaica by the subsidiary MBJ Airports Limited (MBJA), and on October 2019 the Norman Manley International Airport (NMIA) by the subsidiary PAC Kingston Airport Limited (PACKAL). The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.	Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.

The term of the concession is 50 years as of November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, ASA and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of this date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction for the acquisition of 100% of the shares of the Spanish company Desarrollo de Concesiones Aeroportuarias, S.L. (DCA). The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants, which concluded in favor of GAP. The total amount of the transaction was USD$192 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, SCL must remain in effect for an additional year after the transfer. After that first year, SCL will remain in effect until its dissolution in accordance with tax regulations in Chile.

On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with Airport Authority of Jamaica (AAJ), with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with a possible extension of 5 years, as of October 10, 2019. In accordance with the terms of the concession agreement, the Company paid USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ). Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues. All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concession’s agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ.

b.	Significant events
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On February 13, 2020, the Company issued 30 million long-term debt securities for a total Ps. 3,000,000 which are unsecured and payment of principal at maturity corresponding to the tranche of GAP 20. Interest will be payable every 28 days at a variable rate of TIIE-28 plus 17 basis points, and the principal payment will be made upon maturity, on February 6, 2025. Proceeds from the issuance were allocated for principal payment of the maturity of the issuance for GAP 15 and to Mexico´s capital investment.

–	On February 14, 2020, the Company made the payment of the maturity of the issuance for GAP 15, equivalent to 22 million long-term debt securities for a total Ps. 2,200,000.

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On March 11, 2020, the World Health Organization (WHO) declared that the COVID-19 outbreak was a pandemic, which caused a gradual cancellation of international flights from Canada, United States and Europe, this has caused significant drop in passenger flow in Mexico and Jamaica. During the period from March to December 2020, the demand for domestic and international passenger decreased, causing a slowdown in passenger traffic at the Company's airports, causing an adverse effect in operations, income and results for this year. As mentioned in following paragraphs the Company took measures to cost control plan, negotiations with clients, suppliers, financial institutions and Aeronautical Authorities, in order to maintain liquidity and guarantee business continuity. Likewise, the Company monitored the indicators and tests for long-term asset impairment, expected credit losses and recovery of deferred tax assets, concluding that there were no significant impacts on its consolidated financial statements.

The Company measured the risk that the portfolio represents with airlines and commercial clients in terms of liquidity. During 2020 the Company provided support to airlines and commercial clients. An incentive program was implemented with the airlines in accordance with the reactivation of the routes and frequencies that were in place prior to the pandemic. In the case of commercial contracts, the Company granted discounts on the guaranteed minimum rents in accordance with the percentage decrease in passenger traffic at each airport and payment deferral agreements were signed.

In 2020, the Company generated a positive cash flow in business activities operation, although significantly lower than 2019 cash flow. The Company reported at the end of 2020, the balance of cash and cash equivalents as of December 31, 2020 was Ps. 14,444,549 (92.6% higher than the balance of 2019).

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On April 13, 2020, the Company entered into loan agreements with Scotiabank Inverlat, S.A. (Scotiabank) for Ps. 1,000,000, with a 15-month term and principal payment upon maturity, paying a variable interest rate, 28-day TIIE plus 100 basis points, resources were allocated for corporate purposes.

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On May 15, 2020, the Company entered into loan agreements BBVA Bancomer, S.A. (BBVA) for  Ps. 1,000,000, with a 24-month term and principal payment upon maturity, paying a fixed annual interest rate of 6.99%, resources were allocated for corporate purposes.

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On June 25, 2020, the Company issued 42 million long-term debt securities for a total Ps. 4,200,000, which are unsecured and payment of principal at maturity, under the modality of communicating vessels: i) Ps. 602,000 of these bonds at a variable rate of TIIE-28 plus 85 basis points, payment of principal on June 22, 2023 and ii) Ps. 3,598,000 that will pay interest every 182 days at a fixed annual rate of 8.14%, with payment of principal on June 17, 2027. The resources will be allocated to fulfilling investments in Mexico for 2020 and part of 2021.

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In Ordinary General Shareholders' Meeting held on July 1, 2020, was approved the cancellation of the remainder of the repurchase fund for Ps. 1,550,000 which was approved at the Ordinary General Shareholders' Meeting held on April 23, 2019 and simultaneously the stockholders approved a maximum amount of Ps. 1,550,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the management of the Company.

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On September 3, 2020, the Company entered into loan agreements with The Bank of Nova Scotia Jamaica Limited and The Bank of Nova Scotia for USD$60.0 million, of which USD$30.0 million were disposed. The loan has a term of 5 years with an optional extension of 2 years for up to USD$ 54.0 million, with a monthly interest rate of Libor plus 310 basis points and payment of 10% of the principal in month 54, at 90% maturity.

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On October 19, 2020, the Company signed agreed with Scotiabank the refinancing of the loan maturing on January 19, 2021 for USD$95.5 million. The new loan has a term of 36 months from its disposition, with interest payable monthly at a fixed annual rate of 2.063% and payment of the principal upon maturity.

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On October 22, 2020, the Company signed agreed with BBVA the refinancing of the loan maturing on February 2, 2021 for USD$95.5 million. The new loan has a term of 36 months from its disposal, with interest payable on a monthly basis at a fixed annual rate of 1.97% and payment of the principal upon maturity.

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On November 27, 2020, the Company concluded the Extraordinary Review of the Master Development Programs (MDP) for the airports of Mexico for the period 2020-2024. In August 2020, the Company presented to the Aeronautical Authority a proposal to adjust the Master Development Programs, postponing investments for approximately 20 months, that is, some investments that were scheduled to conclude in 2024 will now end in 2026 (Note 27).